RECLAMATION OBLIGATIONS (Details Narrative) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 24,135,000,000
Discounted rate	4.06%	4.06%	0.00%	0.00%
Elliot Lake
Statement [Line Items]
Undiscounted amount of estimated future reclamation costs		$ 35,837,000		$ 32,335,000
Discounted rate	4.06%	4.06%	3.50%	3.50%
McClean And Midwest Joint Ventures
Statement [Line Items]
Undiscounted amount of estimated future reclamation costs		$ 24,617,000		$ 24,135,000
Discounted rate	4.06%	4.06%	3.50%	3.50%
Undiscounted amount		$ 1,562,000	$ 0